Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other receivables
Trade and other receivables

	2023	2022
	$’000	$'000
Current
Trade receivables	233,528	236,390
Less: impairment provisions	(21,205)	(25,365)
Net trade receivables*	212,323	211,025
Other receivables**	317,452	387,019
Prepaid land rent	1,016	1,030
Other prepaid expenses	29,979	26,820
Advance payments	33,364	22,076
Withholding tax receivables	1,362	1,201
VAT receivables	12,339	14,296
	607,835	663,467
Non-current
Accrued income and lease incentive	71,891	35,321
Other tax receivables	7,116	5,945
Payment in advance for property, plant and equipment	61,874	83,118
Contingent consideration receivable***	6,411	5,963
	147,292	130,347

*The fair value is equal to their carrying amount.

**Included in other receivables are short-term fixed deposits which are not classified as cash and cash equivalents as it exceeds the three-month maturity period.

***Receivable on the I-Systems Soluções de Infraestrutura S.A. acquisition. The balance increased since acquisition due to foreign exchange movements.